Derivative Liabilities - Schedule of Fair Value of Derivative Liability (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liability	$ 320,794	$ 245,988
Additions	134,961	666,904
Fair market value adjustments	130,994	(592,098)
Derivative Liability	$ 586,749	$ 320,794